Qualitative and Quantitative Information of Financial Risks - Financial Liabilities Composition and Impact of Hedging Instrument on Statement of Financial Position (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Notes
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total	€ 49,681	€ 49,620
Interest Rate Risk
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	199,728	224,455
Financial liabilities, effect amortized cost	(549)	(771)
Total	€ 199,179	223,684
Line item in the statement of financial position	Current financial liabilities/Non-current financial liabilities
Interest Rate Risk | IRS
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	€ 131,946	€ 167,864
Percentage on Total	0.66	0.75
Interest Rate Risk | FIX
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	€ 66,582	€ 56,150
Percentage on Total	0.33	0.25
Interest Rate Risk | Floating
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	€ 1,200	€ 441
Percentage on Total	0.01	0
Interest Rate Risk | MtM IRS Derivatives
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
MtM Derivates	€ (5,983)	€ (1,681)
Interest Rate Risk | Bank Loans
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	134,817	170,954
Financial liabilities, effect amortized cost	(230)	(391)
Total	134,587	€ 170,563
Line item in the statement of financial position		Current financial liabilities/Non-current financial liabilities
Interest Rate Risk | Bank Loans | IRS
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	131,946	€ 167,864
Interest Rate Risk | Bank Loans | FIX
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	2,467	2,686
Interest Rate Risk | Bank Loans | Floating
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	404	404
Interest Rate Risk | Bank Loans | MtM IRS Derivatives
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
MtM Derivates	(5,983)	(1,681)
Interest Rate Risk | Bank Overdrafts
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	13,244	37
Total	€ 13,244	€ 37
Line item in the statement of financial position	Other financial liabilities	Other financial liabilities
Interest Rate Risk | Bank Overdrafts | FIX
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	€ 13,244
Interest Rate Risk | Bank Overdrafts | Floating
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount		€ 37
Interest Rate Risk | Financial Payables for Share Acquisition
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Line item in the statement of financial position	Current financial liabilities	Current financial liabilities
Interest Rate Risk | Financial Liabilities Due to Related Parties
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	€ 871	€ 940
Total	€ 871	€ 940
Line item in the statement of financial position	Current financial liabilities	Current financial liabilities
Interest Rate Risk | Financial Liabilities Due to Related Parties | FIX
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	€ 871	€ 940
Interest Rate Risk | Financial Liabilities Due to Other Lenders
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	796	2,524
Total	€ 796	€ 2,524
Line item in the statement of financial position	Current financial liabilities/Non-current financial liabilities	Current financial liabilities/Non-current financial liabilities
Interest Rate Risk | Financial Liabilities Due to Other Lenders | FIX
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount		€ 2,524
Interest Rate Risk | Financial Liabilities Due to Other Lenders | Floating
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	€ 796
Interest Rate Risk | Notes
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	50,000	50,000
Financial liabilities, effect amortized cost	(319)	(380)
Total	€ 49,681	€ 49,620
Line item in the statement of financial position	Non-current financial liabilities	Non-current financial liabilities
Interest Rate Risk | Notes | FIX
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	€ 50,000	€ 50,000